Shareholder Report, Average Annual Return (Details)		12 Months Ended	51 Months Ended
		May 31, 2026	May 31, 2026 [2]
Capital Group Dividend Value ETF - CGDV
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Group Dividend Value ETF (at NAV)
Average Annual Return, Percent	[1]	32.46%	18.91%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[3]	29.78%	15.85%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent	[3]	28.55%	12.09%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on February 22, 2022.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and London Stock Exchange Group.